Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2014-LC18
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Wells Fargo Commercial Mortgage Trust 2014-LC18
Series 2014-LC18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com

Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202

Bond / Collateral Reconciliation - Cash Flows	7	NCB Master Servicer & Co-	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8	op Special Servicer

Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 302-1902
			2011 Crystal Drive, Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	14-16
		Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	17-20
			Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com

Principal Prepayment Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131

Historical Detail	22	Trust Advisor	Park Bridge Lender Services LLC

Delinquency Loan Detail	23		David Rodgers	(212) 230-9025

Collateral Stratification and Historical Detail	24		600 Third Avenue, 40th Floor | New York, NY 10016

Specially Serviced Loan Detail - Part 1	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	26-27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Modified Loan Detail	28				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	29
		Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	30
			CMBS Trustee	(302) 636-4140
Interest Shortfall Detail - Collateral Level	31
			1100 North Market Street | Wilmington, DE 19890
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989AAQ8	1.437000%	57,464,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989AAR6	2.954000%	63,915,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989AAS4	3.271000%	61,343,000.00	18,384,249.59	5,184.46	50,112.40	0.00	0.00	55,296.86	18,379,065.13	35.96%	30.00%
A-4	94989AAT2	3.147000%	255,000,000.00	255,000,000.00	0.00	668,737.50	0.00	0.00	668,737.50	255,000,000.00	35.96%	30.00%
A-5	94989AAU9	3.405000%	273,256,000.00	273,256,000.00	0.00	775,363.90	0.00	0.00	775,363.90	273,256,000.00	35.96%	30.00%
A-SB	94989AAV7	3.244000%	85,961,000.00	52,301,013.97	1,581,785.94	141,387.07	0.00	0.00	1,723,173.01	50,719,228.03	35.96%	30.00%
A-S	94989AAW5	3.808000%	96,771,000.00	96,771,000.00	0.00	307,086.64	0.00	0.00	307,086.64	96,771,000.00	25.58%	21.50%
B	94989AAZ8	3.959000%	48,386,000.00	48,386,000.00	0.00	159,633.48	0.00	0.00	159,633.48	48,386,000.00	20.39%	17.25%
C	94989ABA2	4.193000%	37,001,000.00	37,001,000.00	0.00	129,287.66	0.00	0.00	129,287.66	37,001,000.00	16.43%	14.00%
D	94989AAA3	3.957000%	76,847,000.00	76,847,000.00	0.00	253,402.98	0.00	0.00	253,402.98	76,847,000.00	8.19%	7.25%
E	94989AAC9	2.840000%	29,885,000.00	29,885,000.00	0.00	70,727.83	0.00	0.00	70,727.83	29,885,000.00	4.98%	4.63%
F	94989AAE5	2.840000%	18,501,000.00	18,501,000.00	0.00	43,785.70	0.00	0.00	43,785.70	18,501,000.00	3.00%	3.00%
G	94989AAG0	2.840000%	34,154,364.00	27,992,344.38	0.00	10,746.75	0.00	0.00	10,746.75	27,992,344.38	0.00%	0.00%
V	94989ABE4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989ABC8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,138,484,366.00	934,324,607.94	1,586,970.40	2,610,271.91	0.00	0.00	4,197,242.31	932,737,637.54

Notional Certificates
X-A	94989AAX3	1.034241%	893,710,000.00	695,712,263.56	0.00	599,611.90	0.00	0.00	599,611.90	694,125,293.16
X-B	94989AAY1	0.373666%	162,234,000.00	162,234,000.00	0.00	50,517.81	0.00	0.00	50,517.81	162,234,000.00
X-E	94989AAJ4	1.545088%	29,885,000.00	29,885,000.00	0.00	38,479.12	0.00	0.00	38,479.12	29,885,000.00
X-F	94989AAL9	1.545088%	18,501,000.00	18,501,000.00	0.00	23,821.39	0.00	0.00	23,821.39	18,501,000.00
X-G	94989AAN5	1.545088%	34,154,364.00	27,992,344.38	0.00	36,042.19	0.00	0.00	36,042.19	27,992,344.38
Notional SubTotal			1,138,484,364.00	934,324,607.94	0.00	748,472.41	0.00	0.00	748,472.41	932,737,637.54

Deal Distribution Total					1,586,970.40	3,358,744.32	0.00	0.00	4,945,714.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989AAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989AAS4	299.69596515	0.08451592	0.81692125	0.00000000	0.00000000	0.00000000	0.00000000	0.90143716	299.61144923
A-4	94989AAT2	1,000.00000000	0.00000000	2.62250000	0.00000000	0.00000000	0.00000000	0.00000000	2.62250000	1,000.00000000
A-5	94989AAU9	1,000.00000000	0.00000000	2.83750000	0.00000000	0.00000000	0.00000000	0.00000000	2.83750000	1,000.00000000
A-SB	94989AAV7	608.42723991	18.40120450	1.64478159	0.00000000	0.00000000	0.00000000	0.00000000	20.04598609	590.02603541
A-S	94989AAW5	1,000.00000000	0.00000000	3.17333333	0.00000000	0.00000000	0.00000000	0.00000000	3.17333333	1,000.00000000
B	94989AAZ8	1,000.00000000	0.00000000	3.29916670	0.00000000	0.00000000	0.00000000	0.00000000	3.29916670	1,000.00000000
C	94989ABA2	1,000.00000000	0.00000000	3.49416664	0.00000000	0.00000000	0.00000000	0.00000000	3.49416664	1,000.00000000
D	94989AAA3	1,000.00000000	0.00000000	3.29749997	0.00000000	0.00000000	0.00000000	0.00000000	3.29749997	1,000.00000000
E	94989AAC9	1,000.00000000	0.00000000	2.36666656	0.00000000	0.00000000	0.00000000	0.00000000	2.36666656	1,000.00000000
F	94989AAE5	1,000.00000000	0.00000000	2.36666667	0.00000000	0.00000000	0.00000000	0.00000000	2.36666667	1,000.00000000
G	94989AAG0	819.58324213	0.00000000	0.31465232	1.62502806	47.51907575	0.00000000	0.00000000	0.31465232	819.58324213
V	94989ABE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989ABC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989AAX3	778.45415578	0.00000000	0.67092446	0.00000000	0.00000000	0.00000000	0.00000000	0.67092446	776.67844509
X-B	94989AAY1	1,000.00000000	0.00000000	0.31138855	0.00000000	0.00000000	0.00000000	0.00000000	0.31138855	1,000.00000000
X-E	94989AAJ4	1,000.00000000	0.00000000	1.28757303	0.00000000	0.00000000	0.00000000	0.00000000	1.28757303	1,000.00000000
X-F	94989AAL9	1,000.00000000	0.00000000	1.28757310	0.00000000	0.00000000	0.00000000	0.00000000	1.28757310	1,000.00000000
X-G	94989AAN5	819.58324213	0.00000000	1.05527335	0.00000000	0.00000000	0.00000000	0.00000000	1.05527335	819.58324213

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	50,112.40	0.00	50,112.40	0.00	0.00	0.00	50,112.40	0.00
A-4	11/01/21 - 11/30/21	30	0.00	668,737.50	0.00	668,737.50	0.00	0.00	0.00	668,737.50	0.00
A-5	11/01/21 - 11/30/21	30	0.00	775,363.90	0.00	775,363.90	0.00	0.00	0.00	775,363.90	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	141,387.07	0.00	141,387.07	0.00	0.00	0.00	141,387.07	0.00
X-A	11/01/21 - 11/30/21	30	0.00	599,611.90	0.00	599,611.90	0.00	0.00	0.00	599,611.90	0.00
X-B	11/01/21 - 11/30/21	30	0.00	50,517.81	0.00	50,517.81	0.00	0.00	0.00	50,517.81	0.00
X-E	11/01/21 - 11/30/21	30	0.00	38,479.12	0.00	38,479.12	0.00	0.00	0.00	38,479.12	0.00
X-F	11/01/21 - 11/30/21	30	0.00	23,821.39	0.00	23,821.39	0.00	0.00	0.00	23,821.39	0.00
X-G	11/01/21 - 11/30/21	30	0.00	36,042.19	0.00	36,042.19	0.00	0.00	0.00	36,042.19	0.00
A-S	11/01/21 - 11/30/21	30	0.00	307,086.64	0.00	307,086.64	0.00	0.00	0.00	307,086.64	0.00
B	11/01/21 - 11/30/21	30	0.00	159,633.48	0.00	159,633.48	0.00	0.00	0.00	159,633.48	0.00
C	11/01/21 - 11/30/21	30	0.00	129,287.66	0.00	129,287.66	0.00	0.00	0.00	129,287.66	0.00
D	11/01/21 - 11/30/21	30	0.00	253,402.98	0.00	253,402.98	0.00	0.00	0.00	253,402.98	0.00
E	11/01/21 - 11/30/21	30	0.00	70,727.83	0.00	70,727.83	0.00	0.00	0.00	70,727.83	0.00
F	11/01/21 - 11/30/21	30	0.00	43,785.70	0.00	43,785.70	0.00	0.00	0.00	43,785.70	0.00
G	11/01/21 - 11/30/21	30	1,567,482.01	66,248.55	0.00	66,248.55	55,501.80	0.00	0.00	10,746.75	1,622,983.81
Totals			1,567,482.01	3,414,246.12	0.00	3,414,246.12	55,501.80	0.00	0.00	3,358,744.32	1,622,983.81

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989AAW5	3.808000%	96,771,000.00	96,771,000.00	0.00	307,086.64	0.00	0.00	307,086.64	96,771,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989AAZ8	3.959000%	48,386,000.00	48,386,000.00	0.00	159,633.48	0.00	0.00	159,633.48	48,386,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989ABA2	4.193000%	37,001,000.00	37,001,000.00	0.00	129,287.66	0.00	0.00	129,287.66	37,001,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,158,000.03	182,158,000.00	0.00	596,007.78	0.00	0.00	596,007.78	182,158,000.00

Exchangeable Certificate Details
PEX	94989ABB0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

	Additional Information
Total Available Distribution Amount (1)	4,945,714.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,441,242.45	Master Servicing Fee	22,404.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,904.42
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	389.30
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,088.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,441,242.45	Total Fees	26,996.30

Principal		Expenses/Reimbursements
Scheduled Principal	1,586,970.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	20,414.56
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,087.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,586,970.40	Total Expenses/Reimbursements	55,501.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,358,744.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,586,970.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,945,714.72
Total Funds Collected	5,028,212.85	Total Funds Distributed	5,028,212.82

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	934,324,607.94	934,324,607.94	Beginning Certificate Balance	934,324,607.94
(-) Scheduled Principal Collections	1,586,970.40	1,586,970.40	(-) Principal Distributions	1,586,970.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	932,737,637.54	932,737,637.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	936,194,946.69	936,194,946.69	Ending Certificate Balance	932,737,637.54
Ending Actual Collateral Balance	934,454,812.62	934,454,812.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	69,292,779.62	7.43%	35	4.4098	NAP	Defeased	10	69,292,779.62	7.43%	35	4.4098	NAP
1,000,000 or less	1	737,248.92	0.08%	36	4.1100	2.240000	1.30 or less	18	238,445,083.28	25.56%	28	4.4020	0.362397
1,000,001 to 2,000,000	5	7,860,406.42	0.84%	36	4.1714	2.450809	1.31 to 1.40	4	23,424,225.46	2.51%	35	4.2818	1.363772
2,000,001 to 3,000,000	9	22,671,080.22	2.43%	36	4.5109	2.786938	1.41 to 1.50	4	35,702,378.90	3.83%	36	4.5519	1.427272
3,000,001 to 4,000,000	6	21,359,586.58	2.29%	36	4.5675	1.410433	1.51 to 1.60	5	34,888,930.29	3.74%	35	4.5061	1.533497
4,000,001 to 5,000,000	7	31,380,010.36	3.36%	36	4.4796	1.483068	1.61 to 1.70	4	70,570,154.82	7.57%	35	4.5545	1.645597
5,000,001 to 6,000,000	4	22,391,673.53	2.40%	36	4.3807	1.504368	1.71 to 1.80	11	96,274,268.66	10.32%	27	4.3835	1.753431
6,000,001 to 7,000,000	4	25,994,542.41	2.79%	36	4.3417	2.500421	1.81 to 1.90	3	34,114,459.55	3.66%	36	4.7478	1.876095
7,000,001 to 8,000,000	7	52,405,475.89	5.62%	35	4.3385	1.586256	1.91 to 2.00	9	66,495,318.96	7.13%	36	4.3250	1.954502
8,000,001 to 9,000,000	2	16,786,292.98	1.80%	7	4.6909	1.479700	2.01 to 2.25	8	165,512,875.86	17.74%	36	4.3485	2.068256
9,000,001 to 10,000,000	4	37,207,655.65	3.99%	35	4.5485	1.135130	2.26 to 2.50	2	46,870,432.28	5.03%	36	4.8828	2.293661
10,000,001 to 15,000,000	12	148,336,801.06	15.90%	36	4.4659	1.711165	2.51 to 2.75	1	2,175,663.93	0.23%	36	4.2500	2.530000
15,000,001 to 20,000,000	6	105,320,534.31	11.29%	36	4.6559	1.439692	2.76 to 3.00	1	6,959,290.89	0.75%	36	4.5400	2.800000
20,000,001 to 30,000,000	3	73,080,056.78	7.84%	24	4.1114	2.669249	3.01 to 3.50	2	8,061,988.16	0.86%	36	4.1533	3.224243
30,000,001 to 80,000,000	6	215,895,402.18	23.15%	30	4.3574	0.875653	3.51 to 4.00	1	2,459,506.84	0.26%	36	4.6500	3.550000
80,000,001 or greater	1	82,018,090.63	8.79%	36	4.3930	2.020000	4.01 or greater	4	31,490,280.04	3.38%	36	3.8049	4.878789
Totals	87	932,737,637.54	100.00%	33	4.4197	1.579278	Totals	87	932,737,637.54	100.00%	33	4.4197	1.579278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	69,292,779.62	7.43%	35	4.4098	NAP	Utah	1	1,396,048.81	0.15%	36	4.3600	3.340000
Arkansas	2	8,446,767.30	0.91%	36	4.4500	1.420000	Virginia	6	95,291,201.24	10.22%	27	4.0748	2.704376
California	9	77,449,662.69	8.30%	36	4.1939	1.056369	Washington	2	22,195,592.30	2.38%	35	4.5954	1.938805
Colorado	3	46,256,871.16	4.96%	35	4.3999	1.610957	Wisconsin	2	15,810,815.05	1.70%	37	4.7300	1.246437
Florida	3	22,948,085.21	2.46%	36	4.7365	0.859809	Totals	101	932,737,637.54	100.00%	33	4.4197	1.579278
Georgia	2	7,249,468.94	0.78%	35	4.4187	2.512649
									Property Type³
Hawaii	1	82,018,090.63	8.79%	36	4.3930	2.020000
Illinois	3	20,490,467.36	2.20%	37	4.8138	1.386336		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	4,525,918.29	0.49%	36	4.4500	1.420000		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	3	26,747,000.00	2.87%	35	4.6300	1.747121	Defeased	11	69,292,779.62	7.43%	35	4.4098	NAP
Kansas	1	18,679,459.55	2.00%	36	4.6600	1.900000	Industrial	5	64,195,452.12	6.88%	36	4.4414	1.832669
Louisiana	2	46,386,339.00	4.97%	36	4.1693	0.063057	Lodging	8	159,216,218.73	17.07%	28	4.2910	0.141535
Maryland	4	24,242,268.71	2.60%	36	4.4121	1.355450	Mixed Use	5	102,051,433.72	10.94%	36	4.3926	1.893430
Michigan	7	69,064,801.20	7.40%	36	4.6832	2.304365	Mobile Home Park	2	8,174,781.67	0.88%	(24)	4.9500	0.900000
Minnesota	1	2,175,663.93	0.23%	36	4.2500	2.530000	Multi-Family	15	63,111,186.16	6.77%	36	4.2283	1.821317
Mississippi	1	17,733,908.09	1.90%	36	5.1669	1.680000	Office	8	116,490,910.73	12.49%	36	4.6113	1.852275
Missouri	2	41,379,744.45	4.44%	4	4.4230	0.159205	Other	2	27,383,640.02	2.94%	36	3.7521	4.433544
New Jersey	1	2,232,220.22	0.24%	36	4.5000	0.920000	Retail	35	274,097,062.39	29.39%	32	4.5129	1.659967
New Mexico	2	7,088,743.93	0.76%	35	4.6395	1.090844	Self Storage	10	48,724,172.38	5.22%	36	4.4339	2.401598
New York	12	55,834,930.88	5.99%	36	4.2775	1.603329	Totals	101	932,737,637.54	100.00%	33	4.4197	1.579278
North Carolina	1	14,567,831.60	1.56%	36	4.3500	1.910000
North Dakota	2	8,174,781.67	0.88%	(24)	4.9500	0.900000
Ohio	3	25,018,046.53	2.68%	36	4.2653	1.837285
Tennessee	3	28,809,244.09	3.09%	36	4.4625	1.810825
Texas	10	71,230,885.10	7.64%	36	4.4991	1.142013

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	69,292,779.62	7.43%	35	4.4098	NAP	Defeased	10	69,292,779.62	7.43%	35	4.4098	NAP
	3.750% or less	1	24,800,000.00	2.66%	36	3.6950	4.810000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	5	50,590,287.24	5.42%	36	3.9640	0.262738	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	17	181,633,290.44	19.47%	31	4.1650	1.605406	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	25	341,445,132.84	36.61%	32	4.3860	1.550218	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	18	151,548,514.20	16.25%	36	4.6146	1.418395	49 months or greater	77	863,444,857.92	92.57%	33	4.4205	1.580763
	4.751% to 5.000%	6	52,648,016.94	5.64%	27	4.8262	1.435392	Totals	87	932,737,637.54	100.00%	33	4.4197	1.579278
	5.001% to 5.250%	4	56,380,135.38	6.04%	36	5.1963	2.030195
	5.251% or greater	1	4,399,480.88	0.47%	35	5.5000	1.460000
	Totals	87	932,737,637.54	100.00%	33	4.4197	1.579278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	69,292,779.62	7.43%	35	4.4098	NAP	Defeased	10	69,292,779.62	7.43%	35	4.4098	NAP
	60 months or less	77	863,444,857.92	92.57%	33	4.4205	1.580763	Interest Only	12	130,449,500.00	13.99%	36	4.2586	1.805183
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	3	16,706,574.97	1.79%	7	4.7985	1.225508
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	5	41,098,322.93	4.41%	36	4.4793	1.653242
	Totals	87	932,737,637.54	100.00%	33	4.4197	1.579278	241 months to 300 months	54	663,183,899.17	71.10%	33	4.4452	1.545104
								301 months to 420 months	3	12,006,560.85	1.29%	35	4.0831	1.358337
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	87	932,737,637.54	100.00%	33	4.4197	1.579278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	69,292,779.62	7.43%	35	4.4098	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	74	840,999,756.79	90.16%	33	4.4106	1.584447
	13 months to 24 months	2	14,270,319.46	1.53%	36	4.6970	1.753650
	25 months or greater	1	8,174,781.67	0.88%	(24)	4.9500	0.900000
	Totals	87	932,737,637.54	100.00%	33	4.4197	1.579278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28000579	MU	Honolulu	HI	Actual/360	4.393%	300,706.08	123,338.43	0.00	N/A	12/06/24	--	82,141,429.06	82,018,090.63	12/06/21
2	310926589	LO	New Orleans	LA	Actual/360	4.150%	150,444.44	92,607.22	0.00	N/A	12/11/24	--	43,502,005.31	43,409,398.09	12/11/21
4	440000457	OF	Falls Church	VA	Actual/360	4.190%	132,007.72	58,481.42	0.00	N/A	01/01/25	--	37,806,506.62	37,748,025.20	12/01/21
5	310925966	LO	Kansas City	MO	Actual/360	4.420%	137,465.89	55,782.17	0.00	N/A	12/01/21	--	37,321,055.44	37,265,273.27	11/01/21
6	440000444	RT	Lakewood	CO	Actual/360	4.282%	119,600.37	58,173.05	0.00	N/A	11/01/24	--	33,517,151.38	33,458,978.33	12/01/21
7	303050007	OF	Southfield	MI	Actual/360	5.209%	139,220.89	58,659.84	0.00	N/A	12/06/24	--	32,072,387.13	32,013,727.29	12/06/21
8	303050008	LO	Cupertino	CA	Actual/360	3.990%	106,400.00	0.00	0.00	N/A	12/01/24	--	32,000,000.00	32,000,000.00	12/01/21
9	310923128	RT	Williamsburg	VA	Actual/360	4.200%	84,421.93	43,265.12	0.00	N/A	12/11/21	--	24,120,550.28	24,077,285.16	11/11/21
10	28000588	RT	Various	Various	Actual/360	4.450%	89,885.61	36,044.08	0.00	N/A	12/06/24	--	24,238,815.70	24,202,771.62	12/06/21
11	28000571	98	Harrisonburg	VA	Actual/360	3.695%	76,363.33	0.00	0.00	N/A	12/06/24	--	24,800,000.00	24,800,000.00	12/06/21
13	28000591	OF	Overland Park	KS	Actual/360	4.660%	72,749.68	54,364.75	0.00	N/A	12/06/24	--	18,733,824.30	18,679,459.55	12/06/21
14	440000456	IN	Lebanon	TN	Actual/360	4.289%	70,277.93	30,049.90	0.00	12/06/24	12/06/44	--	19,662,745.40	19,632,695.50	12/06/21
15	28000574	RT	Meridian	MS	Actual/360	5.167%	76,498.56	32,696.20	0.00	N/A	12/06/24	--	17,766,604.29	17,733,908.09	12/06/21
16	310926091	LO	Austin	TX	Actual/360	4.530%	65,780.66	30,828.53	0.00	N/A	12/11/24	--	17,425,341.36	17,394,512.83	03/11/21
17	303050017	IN	Alsip	IL	Actual/360	4.829%	67,681.07	32,338.67	0.00	N/A	01/01/25	--	16,818,654.56	16,786,315.89	12/01/21
18	310926019	IN	Glenwillow	OH	Actual/360	4.270%	60,034.98	40,936.72	0.00	N/A	12/11/24	--	16,871,656.59	16,830,719.87	12/11/21
19	540924483	IN	Various	OH	Actual/360	4.180%	51,860.80	31,561.65	0.00	N/A	12/11/24	--	14,888,266.64	14,856,704.99	12/11/21
20	310924073	RT	Jacksonville	NC	Actual/360	4.350%	52,917.92	30,216.65	0.00	N/A	12/11/24	--	14,598,048.25	14,567,831.60	12/11/21
21	303050021	LO	Columbia	MD	Actual/360	4.480%	56,450.24	26,956.87	0.00	N/A	12/01/24	--	15,120,599.32	15,093,642.45	12/01/21
22	540926493	RT	West Bloomfield Towns MI		Actual/360	4.210%	52,625.00	0.00	0.00	N/A	12/11/24	--	15,000,000.00	15,000,000.00	12/11/21
23	310926356	IN	Sharon	MA	Actual/360	4.410%	50,368.47	24,834.30	0.00	N/A	08/11/24	--	13,705,705.91	13,680,871.61	12/11/21
24	310925928	IN	Bothell	WA	Actual/360	4.470%	48,224.73	26,501.11	0.00	N/A	11/11/24	--	12,946,236.85	12,919,735.74	12/11/21
25	303050025	RT	Ashwaubenon	WI	Actual/360	4.730%	49,926.35	24,705.11	0.00	N/A	01/01/25	--	12,666,304.69	12,641,599.58	05/01/21
26	28000580	RT	Coral Gables	FL	Actual/360	4.650%	49,275.15	18,273.27	0.00	N/A	12/06/24	--	12,716,167.54	12,697,894.27	08/06/21
27	28000578	MH	Various	ND	Actual/360	4.950%	34,003.38	68,461.51	0.00	N/A	12/06/19	--	8,243,243.18	8,174,781.67	07/06/20
28	28000545	RT	Bellport	NY	Actual/360	4.785%	50,521.63	0.00	0.00	12/06/24	12/06/44	--	12,670,000.00	12,670,000.00	12/06/21
29	310926129	SS	Various	TX	Actual/360	4.420%	38,297.02	21,434.20	0.00	N/A	11/11/24	--	10,397,381.73	10,375,947.53	12/11/21
30	440000453	MF	Richardson	TX	Actual/360	4.240%	39,029.30	19,196.22	0.00	N/A	12/01/24	--	11,046,028.45	11,026,832.23	12/01/21
31	310921370	RT	Various	Various	Actual/360	4.300%	38,967.58	18,821.03	0.00	N/A	11/11/24	--	10,874,674.01	10,855,852.98	12/11/21
32	28000558	RT	Ankeny	IA	Actual/360	4.630%	44,590.76	0.00	0.00	11/06/24	11/06/44	--	11,557,000.00	11,557,000.00	12/06/21
33	28000557	OF	Houston	TX	Actual/360	4.583%	36,844.57	19,434.61	0.00	N/A	11/06/24	--	9,647,280.29	9,627,845.68	12/06/21
34	28000555	RT	Greeley	CO	Actual/360	4.581%	38,367.92	17,642.37	0.00	N/A	11/06/24	--	10,050,535.20	10,032,892.83	12/06/21
36	440000440	RT	Bothell	WA	Actual/360	4.770%	36,943.99	18,230.13	0.00	11/01/24	11/01/44	--	9,294,086.69	9,275,856.56	12/01/21
37	303050037	MF	Columbus	OH	Actual/360	4.390%	37,229.50	15,288.39	0.00	N/A	12/01/24	--	10,176,629.93	10,161,341.54	12/01/21

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	310925931	Various Oxon Hill		MD	Actual/360	4.300%	32,851.06	19,110.44	0.00	N/A	12/11/24	--	9,167,736.70	9,148,626.26	12/11/21
39	440000447	SS	Fort Worth	TX	Actual/360	4.536%	34,677.05	18,495.33	0.00	N/A	12/01/24	--	9,173,822.48	9,155,327.15	12/01/21
41	440000448	SS	Carrollton	TX	Actual/360	4.445%	31,963.75	17,623.37	0.00	N/A	12/01/24	--	8,629,134.68	8,611,511.31	12/01/21
42	440000446	SS	Amarillo	TX	Actual/360	4.536%	32,520.10	17,344.91	0.00	N/A	12/01/24	--	8,603,201.65	8,585,856.74	12/01/21
43	470092550	MF	Staten Island	NY	Actual/360	3.850%	25,495.40	17,634.96	0.00	N/A	12/01/24	--	7,946,619.06	7,928,984.10	12/01/21
44	410923597	RT	Concord	CA	Actual/360	4.050%	25,429.96	16,356.34	0.00	N/A	11/11/24	--	7,534,801.67	7,518,445.33	12/11/21
45	860925122	MU	Orange	CA	Actual/360	4.410%	27,286.76	15,328.14	0.00	N/A	11/11/24	--	7,424,969.48	7,409,641.34	12/11/21
47	28000565	LO	Santa Rosa	NM	Actual/360	4.850%	24,475.38	27,334.58	0.00	N/A	12/06/24	--	6,055,762.98	6,028,428.40	12/06/21
48	310926770	SS	Santa Rosa	CA	Actual/360	4.330%	26,265.63	12,471.87	0.00	N/A	12/11/24	--	7,279,158.30	7,266,686.43	12/11/21
49	310925137	RT	San Lorenzo	CA	Actual/360	4.180%	22,209.88	19,740.56	0.00	N/A	11/11/24	--	6,376,041.68	6,356,301.12	12/11/21
50	28000570	OF	Dallas	TX	Actual/360	4.500%	26,641.30	12,626.81	0.00	N/A	12/06/24	--	7,104,345.50	7,091,718.69	12/06/21
51	28000559	RT	Cedar Rapids	IA	Actual/360	4.630%	29,709.17	0.00	0.00	11/06/24	11/06/44	--	7,700,000.00	7,700,000.00	12/06/21
52	410926612	MF	Shelby Township	MI	Actual/360	4.110%	22,876.76	13,406.64	0.00	N/A	12/11/24	--	6,679,345.99	6,665,939.35	12/11/21
53	28000560	RT	Fairfield	IA	Actual/360	4.630%	28,898.92	0.00	0.00	11/06/24	11/06/44	--	7,490,000.00	7,490,000.00	12/06/21
54	410926179	SS	Lynwood	CA	Actual/360	4.540%	26,373.02	11,552.31	0.00	N/A	12/11/24	--	6,970,843.20	6,959,290.89	12/11/21
55	310923003	LO	Tallahassee	FL	Actual/360	4.350%	21,273.08	17,725.81	0.00	N/A	11/11/24	--	5,868,435.87	5,850,710.06	12/11/21
56	440000459	RT	Carrollton	TX	Actual/360	4.540%	22,794.91	12,076.03	0.00	N/A	01/01/25	--	6,025,087.08	6,013,011.05	12/01/21
57	28000568	MF	Memphis	TN	Actual/360	4.534%	20,136.11	20,314.03	0.00	N/A	12/06/24	--	5,329,362.62	5,309,048.59	12/06/21
58	410925690	OF	Troy	MI	Actual/360	4.180%	18,280.73	16,140.15	0.00	N/A	11/11/24	--	5,248,055.03	5,231,914.88	12/11/21
59	310926453	LO	San Diego	CA	Actual/360	4.650%	19,353.48	14,509.36	0.00	N/A	12/11/24	--	4,994,446.68	4,979,937.32	12/11/21
60	28000576	MU	New York	NY	Actual/360	4.450%	22,250.00	0.00	0.00	N/A	12/06/24	--	6,000,000.00	6,000,000.00	12/06/21
61	470092750	MF	Forest Hills	NY	Actual/360	3.940%	14,637.64	9,771.44	0.00	N/A	12/01/24	--	4,458,165.19	4,448,393.75	12/01/21
62	470092010	MF	Riverdale	NY	Actual/360	3.990%	15,355.18	5,510.66	0.00	N/A	12/01/24	--	4,618,100.59	4,612,589.93	12/01/21
63	28000585	RT	Brooklyn	NY	Actual/360	4.700%	17,642.34	8,289.55	0.00	N/A	12/06/24	--	4,504,428.34	4,496,138.79	12/06/21
64	28000556	MF	Homestead	FL	Actual/360	5.500%	20,198.58	7,481.13	0.00	N/A	11/06/24	--	4,406,962.01	4,399,480.88	12/06/21
65	410925756	RT	Roseville	MI	Actual/360	4.410%	15,772.80	8,292.09	0.00	N/A	11/11/24	--	4,291,918.04	4,283,625.95	12/11/21
66	470092410	MF	Brooklyn	NY	Actual/360	4.150%	14,402.82	4,826.39	0.00	N/A	11/01/24	--	4,164,670.13	4,159,843.74	12/01/21
67	28000573	MF	Euless	TX	Actual/360	4.550%	13,278.60	14,676.87	0.00	N/A	12/06/24	--	3,502,048.68	3,487,371.81	12/06/21
68	28000566	LO	Portales	NM	Actual/360	4.850%	13,084.32	14,612.83	0.00	N/A	12/06/24	--	3,237,357.54	3,222,744.71	12/06/21
69	303050069	OF	Albuquerque	NM	Actual/360	4.464%	14,407.41	6,960.22	0.00	N/A	11/01/24	--	3,872,959.44	3,865,999.22	12/01/21
70	470091270	MF	Rockville Centre	NY	Actual/360	4.010%	13,366.67	0.00	0.00	N/A	12/01/24	--	4,000,000.00	4,000,000.00	12/01/21
71	440000445	SS	Amarillo	TX	Actual/360	4.536%	12,941.67	6,902.57	0.00	N/A	12/01/24	--	3,423,722.97	3,416,820.40	12/01/21
72	28000549	RT	Memphis	TN	Actual/360	5.245%	16,904.20	0.00	0.00	11/06/24	11/06/44	--	3,867,500.00	3,867,500.00	12/06/21
75	303050075	RT	Ashwaubenon	WI	Actual/360	4.730%	12,516.40	6,193.51	0.00	N/A	01/01/25	--	3,175,408.98	3,169,215.47	12/01/21

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
77	410925677	RT	Coronado	CA	Actual/360	4.250%	12,395.83	0.00	0.00	N/A	11/11/24	--	3,500,000.00	3,500,000.00	12/11/21
78	470092180	MF	Yonkers	NY	Actual/360	4.130%	11,143.76	3,768.34	0.00	N/A	11/01/24	--	3,237,895.52	3,234,127.18	12/01/21
79	410926199	RT	Grapevine	TX	Actual/360	4.280%	10,583.06	6,202.66	0.00	N/A	12/11/24	--	2,967,213.52	2,961,010.86	12/11/21
81	410926336	SS	Palm Desert	CA	Actual/360	4.240%	9,858.19	5,865.16	0.00	N/A	12/11/24	--	2,790,052.92	2,784,187.76	12/11/21
83	479058800	RT	Chicago	IL	Actual/360	4.790%	10,072.09	4,961.91	0.00	N/A	10/01/24	--	2,523,280.02	2,518,318.11	12/01/21
84	479059700	RT	Alpharetta	GA	Actual/360	4.650%	9,549.53	4,888.30	0.00	N/A	12/01/24	--	2,464,395.14	2,459,506.84	12/01/21
85	28000572	RT	Woodland Park	CO	Actual/360	5.170%	11,912.54	0.00	0.00	12/06/24	12/06/44	--	2,765,000.00	2,765,000.00	12/06/21
86	410925941	MU	Alexandria	VA	Actual/360	4.340%	9,403.33	0.00	0.00	N/A	11/11/24	--	2,600,000.00	2,600,000.00	12/11/21
87	410925691	OF	Pennington	NJ	Actual/360	4.500%	8,387.82	4,532.66	0.00	N/A	12/11/24	--	2,236,752.88	2,232,220.22	12/11/21
88	470092720	MF	Richfield	MN	Actual/360	4.250%	7,721.69	4,576.81	0.00	N/A	12/01/24	--	2,180,240.74	2,175,663.93	12/01/21
89	410926467	SS	Sacramento	CA	Actual/360	4.330%	7,865.17	4,550.69	0.00	N/A	11/11/24	--	2,179,723.19	2,175,172.50	12/11/21
90	470092600	MF	New York	NY	Actual/360	4.020%	6,537.58	4,230.22	0.00	N/A	12/01/24	--	1,951,515.23	1,947,285.01	12/01/21
92	410926831	MF	Westland	MI	Actual/360	4.020%	5,811.18	3,760.20	0.00	N/A	12/11/24	--	1,734,679.98	1,730,919.78	12/11/21
93	470092940	MF	New York	NY	Actual/360	4.000%	5,346.02	3,486.16	0.00	N/A	12/01/24	--	1,603,805.62	1,600,319.46	12/01/21
94	410926205	MF	Saginaw Township	MI	Actual/360	4.450%	5,052.61	4,071.86	0.00	N/A	08/11/24	--	1,362,502.40	1,358,430.54	12/11/21
95	410926342	SS	Cottonwood Heights	UT	Actual/360	4.360%	5,082.82	2,891.59	0.00	N/A	12/11/24	--	1,398,940.40	1,396,048.81	12/11/21
96	410926626	IN	Newport News	VA	Actual/360	4.460%	5,129.97	2,812.93	0.00	N/A	09/11/24	--	1,380,260.95	1,377,448.02	12/11/21
97	410926488	RT	Chicago	IL	Actual/360	4.650%	4,604.24	2,356.86	0.00	N/A	12/11/24	--	1,188,190.22	1,185,833.36	12/11/21
99	470092790	MF	New York	NY	Actual/360	4.110%	2,530.49	1,581.63	0.00	N/A	12/01/24	--	738,830.55	737,248.92	12/01/21
Totals							3,441,242.45	1,586,970.40	0.00				934,324,607.94	932,737,637.54
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,197,839.63	7,909,044.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	(873,704.70)	585,996.26	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,895,708.93	3,773,396.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(259,863.24)	375,712.40	07/01/20	06/30/21	--	0.00	0.00	192,626.04	192,626.04	0.00	0.00
6	14,651,013.00	10,457,695.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,394,540.88	4,498,642.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	(172,135.43)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,425,050.52	2,132,917.33	01/01/21	09/30/21	--	0.00	0.00	127,285.04	127,285.04	0.00	0.00
10	2,150,509.12	1,621,246.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,379,411.32	3,368,645.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,097,103.26	2,409,723.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,576,608.09	1,722,064.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,016,122.84	1,193,126.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(309,302.00)	234,287.46	01/01/21	06/30/21	07/12/21	3,087,237.17	212,382.87	96,239.63	767,701.67	0.00	0.00
17	1,918,224.92	1,415,645.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,668,080.93	1,220,035.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,649,373.16	1,590,151.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,266,202.98	1,874,393.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,699,037.42	785,337.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,624,903.97	1,534,898.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	534,207.50	01/01/21	06/30/21	08/11/21	1,234,179.70	14,569.16	69,137.60	503,308.36	0.00	0.00
26	0.00	345,090.31	01/01/21	06/30/21	--	0.00	0.00	67,278.73	269,330.06	0.00	0.00
27	1,558,701.00	1,133,058.00	10/01/16	09/30/17	08/11/21	3,799,968.70	500,360.89	86,678.52	1,344,811.24	0.00	0.00
28	1,117,702.00	860,106.80	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	967,800.95	864,228.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,475,486.95	1,097,033.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	960,882.00	480,441.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	414,625.00	84,781.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,210,599.43	838,411.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	955,219.00	908,183.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	874,368.00	569,863.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	722,753.56	319,297.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,024,015.10	973,096.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	961,622.10	921,382.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	752,488.00	890,670.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	646,642.32	370,342.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	495,482.00	766,592.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	894,406.60	683,647.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,012,403.79	265,150.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	995,863.28	524,647.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	640,200.00	320,100.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,115,141.97	736,240.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	622,449.00	311,224.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,150,585.06	965,843.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	264,742.02	321,910.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	677,885.77	446,080.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	958,394.34	799,705.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,158,654.68	749,599.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	605,562.64	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	423,790.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	599,810.00	586,118.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	378,175.00	378,175.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	209,895.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	552,067.39	253,000.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	491,632.09	390,621.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	265,086.00	265,086.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	248,747.23	257,085.95	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	455,228.12	350,308.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	261,375.00	226,535.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	347,672.25	173,836.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	344,683.08	365,276.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	225,168.00	253,052.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
79	357,605.82	268,204.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	1,000,290.83	578,999.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	344,253.00	333,777.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
84	367,614.00	620,596.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
85	274,520.55	137,260.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	170,773.24	177,427.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	257,320.93	88,245.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	393,576.00	373,000.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
89	593,450.27	350,366.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
90	122,484.00	228,667.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
92	545,887.35	399,145.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
93	140,263.00	113,822.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	297,279.13	163,902.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	150,229.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
99	110,630.00	110,630.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	94,515,586.75	74,870,357.36				8,121,385.57	727,312.92	639,245.56	3,205,062.41	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	3	42,734,006.68	0	0.00	1	8,174,781.67	0	0.00	0	0.00	0	0.00	4.419675%	4.343756%	33
11/18/21	0	0.00	0	0.00	3	42,807,813.59	0	0.00	1	8,243,243.18	2	30,141,508.90	0	0.00	0	0.00	4.419760%	4.350298%	34
10/18/21	0	0.00	1	12,732,731.98	2	30,143,118.05	0	0.00	1	8,310,285.48	0	0.00	0	0.00	0	0.00	4.419841%	4.360364%	35
09/17/21	0	0.00	0	0.00	3	42,949,112.16	0	0.00	1	8,378,190.33	0	0.00	0	0.00	0	0.00	4.419925%	4.360449%	36
08/17/21	0	0.00	1	12,736,525.03	2	30,280,062.87	0	0.00	1	8,444,659.86	0	0.00	0	0.00	0	0.00	4.420003%	4.360528%	37
07/16/21	0	0.00	1	12,783,657.35	2	30,300,138.52	0	0.00	1	8,510,847.26	0	0.00	0	0.00	0	0.00	4.420081%	4.360606%	38
06/17/21	0	0.00	2	25,585,030.62	1	17,571,228.71	0	0.00	1	8,577,928.20	0	0.00	0	0.00	1	5,934,390.55	4.420163%	4.360689%	39
05/17/21	2	25,623,726.64	0	0.00	2	27,017,214.37	0	0.00	1	8,643,549.96	0	0.00	0	0.00	0	0.00	4.421691%	4.359682%	40
04/16/21	0	0.00	2	22,271,880.26	1	17,629,245.20	0	0.00	1	8,710,085.75	0	0.00	0	0.00	0	0.00	4.421771%	4.359762%	41
03/17/21	1	12,851,721.61	2	22,305,448.44	1	17,656,977.46	0	0.00	1	8,775,146.58	0	0.00	0	0.00	0	0.00	4.421846%	4.359837%	42
02/18/21	1	12,872,713.72	2	22,353,177.54	1	17,691,254.46	0	0.00	1	8,843,563.75	0	0.00	0	0.00	1	6,391,304.77	4.421934%	4.359926%	43
01/15/21	1	12,901,578.74	2	22,379,143.48	2	26,876,532.96	0	0.00	1	8,908,058.04	0	0.00	0	0.00	1	3,168,556.52	4.425111%	4.361078%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 32

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	310925966	11/01/21	0	5	192,626.04	192,626.04	0.00	37,321,055.44	10/28/21	4
9	310923128	11/11/21	0	5	127,285.04	127,285.04	0.00	24,120,550.29	11/17/21	13
16	310926091	03/11/21	8	6	96,239.63	767,701.67	0.00	17,656,977.46	05/21/20	9
25	303050025	05/01/21	6	6	69,137.60	503,308.36	0.00	12,805,903.35	11/12/20	2
26	28000580	08/06/21	3	3	67,278.73	269,330.06	0.00	12,767,296.82	11/24/20	1
27	28000578	07/06/20	16	5	86,678.52	1,344,811.24	0.00	9,291,776.56	01/12/18	7			04/06/20
Totals					639,245.56	3,205,062.41	0.00	113,963,559.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		69,517,340	0	61,342,558		8,174,782
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		711,904,078	681,811,671	30,092,407		0
37 - 48 Months		76,358,167	63,716,568	12,641,600		0
49 - 60 Months		0	0	0		0
> 60 Months		74,958,052	74,958,052	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	932,737,638	820,486,291	0	0	42,734,007	8,174,782
Nov-21	934,324,608	883,273,551	0	0	42,807,814	8,243,243
Oct-21	935,806,209	884,620,073	0	12,732,732	30,143,118	8,310,285
Sep-21	937,381,713	886,054,410	0	0	42,949,112	8,378,190
Aug-21	938,851,511	887,390,263	0	12,736,525	30,280,063	8,444,660
Jul-21	940,315,635	888,720,992	0	12,783,657	30,300,139	8,510,847
Jun-21	941,874,290	890,140,102	0	25,585,031	17,571,229	8,577,928
May-21	952,744,772	891,460,281	25,623,727	0	27,017,214	8,643,550
Apr-21	954,310,395	905,699,184	0	22,271,880	17,629,245	8,710,086
Mar-21	955,768,225	894,178,931	12,851,722	22,305,448	17,656,977	8,775,147
Feb-21	957,526,874	895,766,165	12,872,714	22,353,178	17,691,254	8,843,564
Jan-21	968,130,072	897,064,758	12,901,579	22,379,143	26,876,533	8,908,058
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	310925966	37,265,273.27	37,321,055.44	57,800,000.00	11/01/14	53,252.55	0.02000	06/30/21	12/01/21	275
8	303050008	32,000,000.00	32,000,000.00	60,100,000.00	10/09/14	(359,315.93)	(0.56000)	06/30/21	12/01/24	I/O
9	310923128	24,077,285.16	24,120,550.29	51,100,000.00	10/04/14	1,968,372.58	1.72000	09/30/21	12/11/21	275
16	310926091	17,394,512.83	17,656,977.46	18,100,000.00	06/14/21	128,180.96	0.22000	06/30/21	12/11/24	275
25	303050025	12,641,599.58	12,805,903.35	12,500,000.00	07/18/21	471,510.50	1.05000	06/30/21	01/01/25	275
26	28000580	12,697,894.27	12,767,296.82	18,200,000.00	06/05/21	319,490.31	0.79000	06/30/21	12/06/24	275
27	28000578	8,174,781.67	9,291,776.56	7,140,000.00	06/16/21	1,107,533.00	0.90000	09/30/17	12/06/19	95
33	28000557	9,627,845.68	9,627,845.68	14,885,000.00	09/30/14	2,987.50	0.01000	06/30/21	11/06/24	274
Totals		153,879,192.46	155,591,405.60	239,825,000.00		3,692,011.47

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	310925966	LO	MO	10/28/21	4

Loan transferred for Imminent Monetary Default at Borrower's request due to the upcoming loan maturity in December 2021. Borrower has executed a PNL and has initiated discussions with Special Servicer regarding an extension of the loan.

8	303050008	LO	CA	06/08/20	9

Loan transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. The Loan remains current; however, Borrower initially requested debt relief terms. Borrower has since withdrawn debt relief request and requested to return to

	the Master Servicer. Special Servicer is processing the Borrower's PPP consent request and implementing cash management.

9	310923128	RT	VA	11/17/21	13
	Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

16	310926091	LO	TX	05/21/20	9
	Borrower and Lender executed a forbearance agreement effective 10/29/21. Special Servicer will work to return the Loan back to Master Servicing.

25	303050025	RT	WI	11/12/20	2
	Loan transferred to Special Servicing due to COVID-19. Receiver appointed 4/29/2021. Special Servicer working with borrower on consensual transfer of title.

26	28000580	RT	FL	11/24/20	1

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have executed a forbearance agreement. Special Servicer is monitoring Borrower's compliance

	therewith.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	28000578	MH	ND	01/12/18	7

Collateral consists of two manufactured housing communities encompassing 283 pads located in Tioga and Williston North Dakota. A receiver order was appointed on 9/27/18 and is now managing the collateral. Title to collateral was acquired in

April 2020, pr ojected disposition by 3/31/22.

33	28000557	OF	TX	09/25/18	98

Loan transferred to special servicing due to Imminent Monetary Default. The property lost one of the largest tenants, Acclara, in May 2019; DSCR dropped below 1.0x and loan remains in cash management; Loan is payment current. No significant leasing activi ty reported by Borrower. Special servicer continues to monitor the stabilization of the asset and leasing updates.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925966	38,053,977.93	4.42000%	34,231,322.16 4.42000%		10	08/18/20	07/01/20	10/13/20
16	310926091	0.00	4.53000%	0.00	4.53000%	10	10/29/21	04/11/20	--
26	28000580	0.00	4.65000%	0.00	4.65000%	10	10/29/21	09/06/21	--
Totals		38,053,977.93		34,231,322.16
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 28 of 32

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	440000452 06/17/21	9,418,027.96	15,300,000.00	6,422,593.22	471,109.45	6,422,593.22	5,951,483.77	3,466,544.19	0.00	0.00	3,466,544.19	32.70%
40	28000553 02/18/21	9,157,787.18	10,800,000.00	10,707,454.48	4,301,442.87	10,707,454.48	6,406,011.61	2,751,775.57	0.00	56,300.00	2,695,475.57	26.95%
98	470092030 02/18/20	993,079.61	20,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,568,894.75	46,100,000.00	17,130,047.70	4,772,552.32	17,130,047.70	12,357,495.38	6,218,319.76	0.00	56,300.00	6,162,019.76

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 32

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	440000452	06/17/21	0.00	0.00	3,466,544.19	0.00	0.00	3,466,544.19	0.00	0.00	3,466,544.19
40	28000553	03/17/21	0.00	0.00	2,695,475.57	0.00	0.00	(56,300.00)	0.00	0.00	2,695,475.57
		02/18/21	0.00	0.00	2,751,775.57	0.00	0.00	2,751,775.57	0.00	0.00
98	470092030	02/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,162,019.76	0.00	0.00	6,162,019.76	0.00	0.00	6,162,019.76

© 2021 Computershare. All rights reserved. Confidential.											Page 30 of 32

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,775.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,666.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	3,015.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,630.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	4,803.02	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	15,611.54	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,087.24	0.00	0.00	20,414.56	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		55,501.80

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32